Segment Information - Additional Information (Detail) - Segment	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Segment Reporting Information [Line Items]
Number of operating segments	4	4	4
Percentage of quantitative threshold on segment reporting	10.00%
Number of Reportable Segments	3